Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Loans held-for-sale, fair value disclosure	$ 36,593	$ 33,448
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000
Preferred stock, shares issued (in shares)	22,000,000	22,000,000
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	342,857,142	342,857,142
Common stock, shares issued (in shares)	172,814,570	172,185,507
Common stock, shares outstanding (in shares)	138,893,470	141,165,908
Treasury stock, shares at cost (in shares)	33,921,100	31,019,599